UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

The Torray Fund

Schedule of Investments

As of March 31, 2018 (unaudited)

Shares			Market Value
	COMMON STOCKS 86.6%
	29.0%	FINANCIALS +
729,300		Bank of America Corp.	$21,871,707
200,250		American Express Co.	18,679,320
364,400		Loews Corp.	18,121,612
253,400		Wells Fargo & Co.	13,280,694
65,400		Berkshire Hathaway, Inc. - Class B *	13,045,992
156,818		Marsh & McLennan Cos., Inc.	12,951,599
92,950		Chubb Ltd.	12,712,771
219,100		American International Group, Inc.	11,923,422
			122,587,117
	18.3%	INFORMATION TECHNOLOGY
465,300		Cisco Systems, Inc.	19,956,717
87,650		International Business Machines Corp.	13,448,139
252,700		Intel Corp.	13,160,616
569,400		HP, Inc.	12,481,248
538,700		Hewlett Packard Enterprise Co.	9,448,798
475,900		Western Union Co.	9,151,557
			77,647,075
	10.8%	CONSUMER DISCRETIONARY
391,300		General Motors Co.	14,219,842
1,040,150		Gannett Co., Inc.	10,380,697
191,300		Tupperware Brands Corp.	9,255,094
207,700		Viacom, Inc. - Class B	6,451,162
480,300		TEGNA, Inc.	5,470,617
			45,777,412
	10.2%	INDUSTRIALS
166,350		Eaton Corp. plc	13,293,028
45,900		General Dynamics Corp.	10,139,310
746,097		General Electric Co.	10,057,388
63,600		Stanley Black & Decker, Inc.	9,743,520
			43,233,246
	8.5%	ENERGY
417,620		BP plc - ADR	16,930,315
190,000		Royal Dutch Shell plc - ADR	12,123,900
702,900		Boardwalk Pipeline Partners LP	7,134,435
			36,188,650

	7.1%	HEALTH CARE
108,924		Johnson & Johnson	13,958,611
40,150		Becton Dickinson & Co.	8,700,505
34,650		UnitedHealth Group Inc.	7,415,100
			30,074,216
	2.7%	MATERIALS
176,200		DowDuPont, Inc.	11,225,702
	TOTAL COMMON STOCKS
		(cost $258,203,255)	366,733,418

	SHORT-TERM INVESTMENTS 13.3%
	5.0%	MONEY MARKET FUND
		Fidelity Investments Money Market Funds Government Portfolio - Class I, 1.49% ^	21,274,021

	8.3%	U.S. TREASURY OBLIGATION
		U.S. Treasury Bill, 1.29%, 4/19/2018 ☐	34,976,200
	TOTAL SHORT-TERM INVESTMENTS
		(cost $56,250,221)	56,250,221

		TOTAL INVESTMENTS 99.9%
		(cost $314,453,476)	422,983,639
		OTHER ASSETS AND LIABILITIES, NET 0.1%	394,448
		TOTAL NET ASSETS 100.0%	$423,378,087

+
As of March 31, 2018, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of March 31, 2018.
☐	Rate shown is effective yield as of March 31, 2018.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$366,733,418	$-	$-	$366,733,418
Short-Term Investments	21,274,021	34,976,200	-	56,250,221
Total Investments in Securities	$388,007,439	$34,976,200	$-	$422,983,639

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2018, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)  /s/ Robert E. Torray
  Robert E. Torray, President

Date               5/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert E. Torray
   Robert E. Torray, President

Date            5/17/18

By (Signature and Title)*   /s/ William M Lane
  William M Lane, Treasurer

Date            5/17/18